UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2010

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2010, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

SEMI-ANNUAL REPORT 2010

November 30, 2010

1

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for the six-month period ended November 30, 2010.

Assets surpassed $1 billion during this time period and stood at $1,016,381,666 as of November 30, 2010. We believe the positive effects of the Fund’s investments assist low- and moderate-income families throughout the nation. As of November 30, 2010, investments in the Fund helped finance approximately 160,000 affordable rental housing units; 7,400 mortgages for low- and moderate income families; $27.3 million in affordable healthcare facilities; $144.6 million in economic development programs including environmental sustainability, childcare services and neighborhood revitalization programs; $98 million in job creation and job training programs; and $340 million toward statewide home ownership and down payment assistance programs throughout the United States.

We believe the positive effects of the Fund’s investments, along with the Fund’s disciplined investment and research approach, contributed to our depository shareholders, continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.1

Sincerely,

John Taylor
Chairman, Board of Trustees

1CRA exams are conducted by the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency, the Office of Thrift Supervision, and the Board of Governors of the Federal Reserve System. These regulators have not approved or disapproved of the Fund.

2	The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3

Fund Profile	4

Expenses	5

Schedule of Investments	6

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	24

Notes to Financial Statements	27

3

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2010, the CRA Share class delivered a total return of 1.96%, the Institutional Share Class delivered a total return of 2.28% and the Retail Share Class delivered a total return of 2.11%. For the same period, the Barclays Capital US Aggregate Bond Index had a return of 3.85%.

The yield curve shifted lower in a parallel fashion during the six-month period ended November 30, 2010. The 10-year Treasury yield declined from 3.29% to 2.80% while the 2-year Treasury note yield declined from 0.77% to 0.45%.

The Federal Reserve left its targeted lending rate at 0% to 0.25%, where it has been since December 2008. Economic activity continued to pick up slightly toward the end of this six-month period, however joblessness remains a concern. Investors continued their return to riskier assets after the flight to quality evident in 2008 and the early part of 2009. This led corporate bonds to be the best performing sector of the bond market during this time frame and the Fund’s underperformance was primarily due to its lack of exposure to this sector.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

*As of December 31, 2010, CRA Share Class’ 1-year, 5-year, 10-year and since inception (August 31, 1999) returns were 4.56%, 4.60%, 4.82% and 5.16%, respectively. The total annual CRA Share Class operating expenses were 0.95%. For the Institutional Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 5.03%, 4.91%, 4.98%, and 5.08% respectively. For the Retail Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 4.78%, 4.65%, 4.84% and 4.73%, respectively. Performance for the Institutional Share and Retail Share Classes for periods prior to March 31, 2007 is that of the CRA Share Class. Total annual Institutional Share Class and Retail Share Class operating expenses were 0.50% and 0.85%, respectively. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The CRA Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

Carefully consider the risks, investment objectives, and charges and expenses of the Fund before investing. This and other information can be found in the Fund’s prospectus which can be obtained by calling 866-202-3573. Please read the prospectus carefully before investing.

4	The Community Reinvestment Act Qualified Investment Fund

Fund Profile November 30, 2010

Top Ten Holdings*
(% of Net Assets)

FNMA Single Family Pool 890226, 4.50%, 08/01/2040	4.40%
FNMA Single Family Pool 890247, 6.00%, 09/01/2038	2.89%
FNMA Single Family Pool 890230, 5.00%, 07/01/2040	2.83%
FNMA Single Family Pool 890246, 5.50%, 11/01/2038	1.93%
FNMA Multi Family Pool 466009, 2.84%, 09/01/2017	1.40%
FNMA Multi Family, TBA, 2.77%, 10/01/2017	1.29%
FGLMC Single Family Pool G06072, 6.00%, 06/01/2038	1.08%
GNMA Multi Family Pool 2009-115AC, 2.02%, 09/16/2007	1.06%
GNMA Multi Family Pool 2006-63A, 4.26%, 02/16/2032	0.97%
FGLMC Single Family Pool A84382, 5.50%, 02/01/2039	0.79%
18.64%

Asset Allocation
(% of Net Assets)

Corporate Bond	0.04%
FGLMC Single Family	5.36%
FHA Project Loan	1.67%
FNMA Multi Family	19.64%
FNMA Single Family	15.95%
GNMA Multi Family	27.44%
GNMA Single Family	12.67%
HUD	0.00%
SBA	2.64%
Municipal Bonds	14.86%
Miscellaneous Investments	0.64%
Certificate of Deposit	0.03%
Short Term Investments	5.50%
Liabilities in Excess of Other Assets	(6.44)%
100.00%

*Excludes Short-Term Investments

(Unaudited)	5

Expenses November 30, 2010

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2010 and held for the six-month period ended November 30, 2010.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 Through November 30, 2010
Actual	CRA Shares	$1,000.00	$1,019.60	$4.81
	Institutional Shares	1,000.00	1,022.80	2.54
	Retail Shares	1,000.00	1,021.10	4.31
Hypothetical
(5% return before expenses)	CRA Shares	$1,000.00	$1,020.31	$4.81
	Institutional Share	1,000.00	1,022.56	2.54
	Retail Shares	1,000.00	1,020.81	4.31

*Expenses are equal to the annualized expense ratios of 0.95%, 0.50% and 0.85% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.96%, 2.28% and 2.11% for the period June 1, 2010 to November 30, 2010 for CRA Shares, Institutional Shares and Retail Shares, respectively.

6	The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments November 30, 2010

	Principal
	Amount	Value
CORPORATE BOND - 0.04%
Salvation Army
5.44%, 09/01/2015	$370,000	$411,510
TOTAL CORPORATE BOND (Cost $370,000)		411,510

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 85.37%
FGLMC Single Family - 5.36%
Pool A91363, 4.50%, 03/01/2040	1,733,352	1,801,627
Pool A91756, 4.50%, 03/01/2040	1,352,091	1,405,349
Pool A92905, 4.50%, 06/01/2040	1,386,895	1,445,858
Pool A93467, 4.50%, 08/01/2040	1,105,147	1,152,131
Pool A68734, 5.00%, 07/01/2037	400,749	424,075
Pool A73050, 5.00%, 02/01/2038	286,554	303,233
Pool A78734, 5.00%, 06/01/2038	1,395,729	1,476,672
Pool A91364, 5.00%, 03/01/2040	1,445,393	1,537,202
Pool A91757, 5.00%, 04/01/2040	1,341,171	1,418,815
Pool A92906, 5.00%, 07/01/2040	1,244,560	1,316,611
Pool A56707, 5.50%, 01/01/2037	428,452	459,563
Pool A57436, 5.50%, 01/01/2037	933,859	1,003,421
Pool A58653, 5.50%, 03/01/2037	1,563,619	1,685,954
Pool A59858, 5.50%, 04/01/2037	96,796	104,157
Pool A60749, 5.50%, 05/01/2037	645,665	696,504
Pool A63607, 5.50%, 07/01/2037	540,201	583,141
Pool A66019, 5.50%, 08/01/2037	1,270,267	1,369,651
Pool A68746, 5.50%, 10/01/2037	994,209	1,066,402
Pool A69361, 5.50%, 11/01/2037	487,857	526,270
Pool A73036, 5.50%, 01/01/2038	411,227	441,087
Pool A76192, 5.50%, 04/01/2038	994,032	1,071,804
Pool A76444, 5.50%, 04/01/2038	933,579	1,007,788
Pool A78742, 5.50%, 06/01/2038	4,952,433	5,310,500
Pool A83074, 5.50%, 11/01/2038	813,319	872,123
Pool A84142, 5.50%, 01/01/2039	571,786	614,734
Pool A84382, 5.50%, 02/01/2039	7,752,416	8,312,925
Pool G06072, 6.00%, 06/01/2038	10,112,809	11,002,325
Pool G06073, 6.50%, 10/01/2037	4,355,611	4,895,793
TBA, 4.00%, 12/15/2040	1,150,000	1,165,454
		54,471,169
FHA Project Loan - 1.67%
023-98141, 6.00%, 03/01/2047 (a)	3,161,778	3,154,408
034-35271, 6.95%, 11/01/2025 (a)	369,602	369,754
034-35272, 6.95%, 11/01/2025 (a)	366,316	366,467
FHA Canton, 6.49%, 06/01/2046 (a)	4,258,487	4,334,428
FHA Ridge, 6.45%, 01/01/2036 (a)	285,802	285,951
Reilly 130, 7.43%, 08/25/2021 (a)	1,400,231	1,400,336
St. Michael, 6.20%, 09/01/2050 (a)	5,935,176	5,778,144
WM 2002-1, 7.43%, 08/01/2019 (a)	1,282,147	1,282,243
		16,971,731
FNMA Multi Family - 19.64%
Pool 466009, 2.84%, 09/01/2017	13,963,225	14,062,755
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,251,089
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,682,029
Pool 466544, 3.79%, 11/01/2020	1,050,000	1,065,505

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal
	Amount	Value
Pool 465585, 4.10%, 07/01/2020	$697,356	$725,355
Pool 465435, 4.22%, 07/01/2020	1,509,516	1,582,100
Pool 463535, 4.30%, 10/01/2019	1,974,288	2,103,849
Pool 464907, 4.33%, 04/01/2020	4,168,971	4,411,000
Pool 463712, 4.36%, 11/01/2019	2,491,852	2,647,501
Pool 464304, 4.36%, 01/01/2020	5,133,103	5,452,991
Pool 463873, 4.38%, 11/01/2019	460,883	491,250
Pool 464855, 4.38%, 04/01/2020	1,911,507	2,032,555
Pool 464864, 4.40%, 04/01/2020	1,272,538	1,351,662
Pool 464772, 4.41%, 03/01/2020	3,925,127	4,174,577
Pool 463538, 4.42%, 09/01/2019	2,031,367	2,169,923
Pool 464223, 4.44%, 01/01/2020	807,298	861,100
Pool 464947, 4.44%, 04/01/2020	1,490,069	1,586,787
Pool 464994, 4.51%, 05/01/2020	2,164,503	2,312,796
Pool 464725, 4.60%, 03/01/2020	3,132,523	3,364,928
Pool 386602, 4.66%, 10/01/2013	313,049	335,330
Pool 387425, 4.76%, 06/01/2015	578,391	633,207
Pool 387286, 4.78%, 03/01/2015	2,854,882	3,080,334
Pool 463241, 4.80%, 08/01/2019	979,851	1,065,173
Pool 387284, 4.84%, 03/01/2015	912,899	1,001,451
Pool 463037, 4.86%, 09/01/2019	2,961,382	3,228,255
Pool 387659, 4.88%, 12/01/2015	893,582	986,621
Pool 387273, 4.89%, 02/01/2015	1,185,736	1,300,632
Pool 387277, 4.89%, 02/01/2015	1,276,946	1,400,681
Pool 387202, 4.98%, 12/01/2014	3,030,550	3,188,186
Pool 387560, 4.98%, 09/01/2015	923,971	1,022,125
Pool 387109, 5.02%, 09/01/2014	229,240	235,039
Pool 387517, 5.02%, 08/01/2020	231,381	248,748
Pool 386980, 5.04%, 06/01/2014	1,178,656	1,285,740
Pool 463944, 5.06%, 12/01/2024	5,746,302	6,075,769
Pool 873236, 5.09%, 02/01/2016	559,993	620,969
Pool 387289, 5.12%, 07/01/2029	447,782	472,119
Pool 387438, 5.18%, 06/01/2020	230,878	248,928
Pool 386104, 5.19%, 04/01/2021	218,278	231,579
Pool 387215, 5.19%, 01/01/2023	491,593	515,003
Pool 465394, 5.20%, 03/01/2026	573,999	606,743
Pool 387446, 5.22%, 06/01/2020	3,593,746	3,893,664
Pool 874244, 5.23%, 12/01/2020	1,048,272	1,151,995
Pool 463895, 5.25%, 10/01/2025	3,397,710	3,616,715
Pool 387452, 5.25%, 06/01/2035	740,490	804,942
Pool 874253, 5.29%, 08/01/2017	832,823	843,429
Pool 873414, 5.29%, 02/01/2024	1,447,526	1,480,412
Pool 387349, 5.31%, 04/01/2020	810,594	875,484
Pool 387312, 5.33%, 04/01/2035	537,447	566,816
Pool 874082, 5.35%, 06/01/2018	1,899,240	2,069,820
Pool 958081, 5.36%, 01/01/2019	3,185,488	3,513,086
Pool 873470, 5.42%, 03/01/2016	1,951,757	2,151,339
Pool 958348, 5.44%, 04/01/2027	535,150	556,460
Pool 387399, 5.46%, 08/01/2020	280,409	302,890
Pool 387158, 5.48%, 11/01/2022	926,198	924,846
Pool 874487, 5.52%, 05/01/2025	3,642,310	3,892,133
Pool 958283, 5.54%, 03/01/2019	6,286,533	6,942,050
Pool 873550, 5.55%, 04/01/2024	1,654,643	1,705,977
Pool 874136, 5.57%, 12/01/2016	237,980	263,450
Pool 463000, 5.58%, 08/01/2021	1,334,533	1,443,237
Pool 874521, 5.61%, 04/01/2024	479,124	499,695
Pool 873863, 5.69%, 05/01/2016	1,426,597	1,581,793
Pool 874262, 5.75%, 01/01/2017	553,905	620,860
Pool 463507, 5.76%, 03/01/2027	3,630,626	3,858,018
Pool 873649, 5.79%, 05/01/2016	2,891,755	3,217,026
Pool 873766, 5.79%, 07/01/2024	1,045,410	1,098,911

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool 386991, 5.86%, 06/01/2022	$231,340	$231,753
Pool 464296, 5.86%, 01/01/2028	2,388,347	2,512,141
Pool 386464, 5.88%, 08/01/2021	865,825	925,700
Pool 873731, 5.88%, 07/01/2023	2,328,879	2,508,584
Pool 873830, 5.94%, 07/01/2024	945,310	1,009,145
Pool 387005, 5.95%, 06/01/2022	388,136	412,960
Pool 873949, 5.95%, 09/01/2024	1,385,102	1,364,489
Pool 463839, 5.96%, 11/01/2027	710,562	749,985
Pool 873642, 5.99%, 05/01/2024	648,795	684,818
Pool 873705, 6.03%, 06/01/2016	1,430,871	1,489,607
Pool 873706, 6.04%, 06/01/2016	5,914,877	6,157,384
Pool 958256, 6.09%, 12/01/2033	1,643,926	1,787,176
Pool 873679, 6.10%, 06/01/2024	842,340	899,903
Pool 387046, 6.11%, 10/01/2022	608,154	642,667
Pool 958614, 6.22%, 04/01/2027	845,664	901,749
Pool 385229, 6.33%, 09/01/2017	2,131,297	2,388,046
Pool 464254, 6.34%, 11/01/2027	2,625,093	2,820,264
Pool 464969, 6.34%, 04/01/2028	5,200,000	5,569,909
Pool 380972, 6.35%, 12/01/2016	245,985	264,647
Pool 464890, 6.37%, 04/01/2028	1,522,330	1,627,802
Pool 874736, 6.43%, 10/01/2025	483,166	517,500
Pool 384719, 6.59%, 02/01/2017	1,350,587	1,517,669
Pool 385136, 6.65%, 06/01/2020	224,446	222,629
Pool 464573, 6.72%, 02/01/2040	2,792,743	3,059,653
Pool 383143, 6.75%, 02/01/2016	2,627,201	2,961,534
Pool 383145, 6.85%, 02/01/2019	1,878,448	2,078,502
Pool 385051, 6.89%, 05/01/2020	2,167,742	2,399,291
Pool 386046, 7.22%, 04/01/2021	2,659,130	2,995,109
TBA, 5.13%, 03/01/2026	426,132	449,836
TBA, 2.77%, 10/01/2017 (a)	13,000,000	12,941,513
TBA, 3.74%, 01/01/2021 (a)	2,500,000	2,514,557
		199,593,954
FNMA Single Family - 15.95%
Pool AA3490, 4.00%, 03/01/2039	1,300,027	1,321,897
Pool AA5316, 4.00%, 03/01/2039	869,307	884,338
Pool AA8598, 4.00%, 07/01/2039	1,041,726	1,060,227
Pool AC1837, 4.00%, 08/01/2039	963,755	980,872
Pool AC6309, 4.00%, 12/01/2039	1,017,470	1,034,586
Pool AE5434, 4.00%, 10/01/2040	3,239,802	3,294,305
Pool AE9905, 4.00%, 10/01/2040	1,107,235	1,125,862
Pool AE7634, 4.00%, 11/01/2040	1,300,436	1,322,313
Pool AE7705, 4.00%, 11/01/2040	2,178,602	2,215,252
Pool AE8205, 4.00%, 11/01/2040	1,707,599	1,736,326
Pool AE8779, 4.00%, 12/01/2040	1,221,102	1,241,645
Pool AC3373, 4.50%, 07/01/2039	234,759	244,630
Pool AC1446, 4.50%, 08/01/2039	185,282	193,101
Pool AC4095, 4.50%, 09/01/2039	255,104	266,628
Pool AD1551, 4.50%, 03/01/2040	183,099	190,798
Pool 890226, 4.50%, 08/01/2040	42,800,059	44,596,959
Pool AD8493, 4.50%, 08/01/2040	5,129,049	5,360,730
Pool AE2970, 4.50%, 08/01/2040	1,386,333	1,444,622
Pool AE3014, 4.50%, 09/01/2040	2,714,523	2,828,656
Pool AE7635, 4.50%, 10/01/2040	1,267,338	1,320,624
Pool 914311, 5.00%, 02/01/2037	184,630	195,982
Pool 961946, 5.00%, 02/01/2038	195,452	207,428
Pool AC5998, 5.00%, 10/01/2039	433,207	462,145
Pool 890230, 5.00%, 07/01/2040	27,117,459	28,774,525
Pool AD8500, 5.00%, 08/01/2040	2,472,266	2,623,505
Pool 937690, 5.50%, 05/01/2037	487,498	524,497
Pool 890246, 5.50%, 11/01/2038	18,340,467	19,763,772
Pool 907769, 6.00%, 12/01/2036	525,519	578,887

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal
	Amount	Value
Pool 946757, 6.00%, 08/01/2037	$612,573	$666,933
Pool 907085, 6.00%, 09/01/2037	188,057	206,038
Pool 890247, 6.00%, 09/01/2038	27,321,001	29,824,772
Pool 886136, 6.50%, 07/01/2036	412,281	461,286
Pool 900106, 6.50%, 08/01/2036	364,902	408,503
Pool 900649, 6.50%, 09/01/2036	662,265	737,259
Pool 901391, 6.50%, 09/01/2036	487,152	542,316
Pool 947771, 6.50%, 09/01/2037	737,007	818,162
TBA, 4.00%, 12/01/2040	2,604,450	2,644,738
		162,105,119
GNMA Multi Family - 27.44%
Phoenix, 4.64%, 12/01/2050 (a)	2,475,000	2,510,405
Pool 2010-140 A, 1.74%, 02/16/2031	5,386,459	5,419,365
Pool 2010-102 AB, 1.85%, 07/16/2032	2,980,940	3,003,792
Pool 2009-115 AC, 2.02%, 09/16/2027	10,776,465	10,907,977
Pool 2010-83 A, 2.02%, 10/16/2050	1,906,662	1,931,563
Pool 2010-97 A, 2.32%, 01/16/2032	1,486,613	1,515,020
Pool 2010-100 A, 2.35%, 06/16/2050	446,402	452,398
Pool 2010-156 AC, 2.76%, 03/16/2039	2,500,000	2,505,022
Pool 2010-49 A, 2.87%, 03/16/2051	1,263,259	1,313,340
Pool 2010-71 AC, 2.99%, 03/16/2039	297,981	308,417
Pool 2010-13 AB, 3.03%, 02/16/2030	6,650,000	6,906,086
Pool 2009-90 AC, 3.14%, 01/16/2033	4,625,000	4,820,279
Pool 2007-77 A, 3.18%, 02/16/2026	2,142,506	2,176,229
Pool 2010-36 AC, 3.36%, 09/16/2036	400,000	420,210
Pool 2009-19 AD, 3.39%, 11/16/2040	1,258,663	1,317,200
Pool 2009-63 A, 3.40%, 01/16/2038	3,317,008	3,471,928
Pool 2009-49 A, 3.44%, 06/16/2034	3,109,268	3,258,353
Pool 2010-72 B, 3.46%, 05/16/2036	375,000	382,985
Pool 2009-105 A, 3.46%, 12/16/2050	1,972,456	2,071,276
Pool 2009-60 A, 3.47%, 03/16/2035	3,705,983	3,888,049
Pool 2007-39 AC, 3.51%, 07/16/2024	966,205	973,322
Pool 2009-86 A, 3.54%, 09/16/2035	7,726,396	8,148,486
Pool 2009-39 AB, 3.55%, 10/16/2038	1,358,407	1,429,239
Pool 2009-90 AE, 3.70%, 03/16/2037	4,475,000	4,702,635
Pool 2006-39 A, 3.77%, 06/16/2025	2,070,449	2,108,685
Pool 2009-4 A, 3.81%, 11/16/2037	3,217,786	3,393,206
Pool 2008-24 B, 3.86%, 03/16/2029	2,000,000	2,097,965
Pool 2006-68 A, 3.89%, 07/16/2026	2,408,285	2,471,565
Pool 2007-55 A, 3.91%, 08/16/2027	4,019,618	4,128,961
Pool 2006-8 A, 3.94%, 08/16/2025	24,465	24,457
Pool 2007-12 A, 3.96%, 06/16/2031	6,970,086	7,253,818
Pool 2005-79 A, 4.00%, 10/16/2033	1,097,375	1,110,290
Pool 2008-92 B, 4.04%, 05/16/2030	500,000	528,955
Pool 2006-66 A, 4.09%, 08/16/2030	3,692,923	3,812,616
Pool 2010-123 C, 4.15%, 08/16/2051	250,000	250,589
Pool 2006-51 A, 4.25%, 10/16/2030	5,507,353	5,757,330
Pool 2006-63 A, 4.26%, 02/16/2032	10,175,411	10,670,480
Pool 2007-34 A, 4.27%, 11/16/2026	4,734,845	4,851,659
Pool 2008-80 B, 4.28%, 03/16/2033	4,500,000	4,790,089
Pool 2009-119 B, 4.29%, 02/16/2041	3,000,000	3,163,273
Pool 2009-3 B, 4.30%, 10/16/2037	750,000	793,197
Pool 2007-13 A, 4.32%, 11/16/2029	1,695,693	1,748,745
Pool 2008-8 B, 4.38%, 03/16/2029	2,850,000	3,017,043
Pool 2005-59 A, 4.39%, 05/16/2023	568,328	576,831
Pool 2005-87 A, 4.45%, 03/16/2025	269,577	273,062
Pool 2008-22 B, 4.50%, 12/16/2038	1,500,000	1,629,538
Pool 2008-78 B, 4.52%, 06/16/2032	1,000,000	1,068,899
Pool 2008-28 B, 4.59%, 08/16/2034	3,700,000	4,018,052
Pool 2005-34 B, 4.74%, 04/16/2029	1,155,146	1,194,966
Pool 2008-52 B, 4.75%, 10/16/2032	4,750,000	5,214,543
Pool 2008-14 B, 4.75%, 10/16/2042	5,858,300	6,436,281

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool 747075, 4.75%, 10/15/2045	$3,578,619	$3,835,531
Pool 2008-86 B, 4.81%, 11/16/2031	2,750,000	2,999,051
Pool 686519, 4.93%, 10/15/2051	5,470,266	5,693,361
Pool 2009-7 B, 4.95%, 11/16/2039	1,000,000	1,103,997
Pool 2005-79 C, 4.95%, 12/16/2045	700,000	773,547
Pool 2007-69 B, 4.96%, 06/16/2030	1,350,000	1,413,300
Pool 749164, 4.98%, 06/15/2052	7,917,900	8,287,105
Pool 2008-39 C, 5.02%, 03/16/2034	4,950,000	5,466,012
Pool 2007-75 B, 5.06%, 03/16/2036	4,500,000	4,941,577
Pool 2009-5 B, 5.07%, 08/16/2049	225,000	247,627
Pool 2006-32 A, 5.08%, 01/16/2030	554,412	583,477
Pool 2005-87 B, 5.12%, 01/16/2028	257,300	269,708
Pool 712102, 5.15%, 11/15/2032	1,058,754	1,153,329
Pool 735993, 5.15%, 08/15/2051	2,750,000	2,908,434
Pool 2008-48 D, 5.24%, 10/16/2039	750,000	833,908
Pool 734979, 5.25%, 11/15/2051	1,155,000	1,231,841
Pool 699580, 5.25%, 03/15/2052	6,200,000	6,609,634
Pool 652131, 5.30%, 06/15/2023	1,834,320	1,941,270
Pool 666265, 5.45%, 10/15/2035	536,257	572,727
Pool 668966, 5.45%, 04/15/2044	2,514,237	2,754,010
Pool 640434, 5.46%, 03/15/2043	3,332,134	3,558,630
Pool 461918, 5.52%, 12/15/2037	4,223,623	4,389,250
Pool 2007-75 C, 5.53%, 09/16/2038	400,000	453,914
Pool 2008-59 B, 5.55%, 10/16/2026	2,540,000	2,739,775
Pool 664218, 5.63%, 06/15/2043	2,617,163	2,800,356
Pool 715994, 5.63%, 10/15/2051	3,723,700	3,976,616
Pool 664652, 5.65%, 06/15/2042	2,362,544	2,504,983
Pool 614125, 5.70%, 12/15/2030	1,492,334	1,534,829
Pool 650307, 5.75%, 03/15/2043	1,774,716	1,895,463
Pool 666268, 5.85%, 03/15/2043	6,818,178	7,282,362
Pool 653889, 5.88%, 01/15/2043	1,159,207	1,238,136
Pool 645747, 6.00%, 09/15/2032	155,047	162,179
Pool 666259, 6.00%, 12/15/2032	2,282,605	2,436,604
Pool 637911, 6.00%, 07/15/2035	428,990	447,404
Pool 639306, 6.00%, 01/15/2036	1,130,527	1,185,089
Pool 655317, 6.05%, 08/15/2039	1,427,005	1,560,816
Pool 653914, 6.10%, 06/15/2043	2,387,902	2,559,063
Pool 667881, 6.14%, 02/15/2043	976,935	1,043,450
Pool 699404, 6.15%, 04/15/2039	1,810,673	1,963,802
Pool 653904, 6.20%, 05/15/2043	770,751	824,218
Pool 636413, 6.25%, 04/15/2036	1,208,920	1,267,268
Pool 645787, 6.25%, 08/15/2036	253,560	267,379
Pool 678208, 6.25%, 01/15/2038	1,558,908	1,688,534
Pool 677423, 6.25%, 09/15/2043	449,050	490,948
Pool 669506, 6.27%, 03/15/2049	1,624,954	1,761,817
Pool 669518, 6.30%, 04/15/2038	185,745	198,946
Pool 643896, 6.50%, 06/15/2049	1,337,608	1,446,835
Pool 645785, 6.75%, 02/15/2048	1,923,052	2,075,841
TBA, 3.75%, 11/15/2045 (a) (b)	5,316,700	5,466,206
TBA, 3.75%, 11/15/2045 (a) (b)	5,081,200	5,223,641
TBA, 5.15%, 09/01/2050 (a)	4,453,500	4,609,987
		278,892,458
GNMA Single Family - 12.67%
Pool 737576, 4.00%, 11/15/2040	1,937,920	1,990,456
Pool 646730, 4.50%, 03/15/2039	1,311,864	1,384,682
Pool 646771, 4.50%, 04/15/2039	1,206,249	1,269,059
Pool 716818, 4.50%, 04/15/2039	1,565,174	1,652,054
Pool G2 716876, 4.50%, 04/20/2039	1,018,963	1,075,462
Pool 650967, 4.50%, 05/15/2039	1,109,475	1,167,245
Pool 714559, 4.50%, 06/15/2039	985,548	1,042,717
Pool 717198, 4.50%, 06/15/2039	1,450,740	1,526,281
Pool 720050, 4.50%, 06/15/2039	1,104,374	1,161,879

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal
	Amount	Value
Pool G2 716998, 4.50%, 06/20/2039	$995,765	$1,054,179
Pool 714594, 4.50%, 07/15/2039	1,022,865	1,076,125
Pool 720208, 4.50%, 07/15/2039	1,817,507	1,925,777
Pool G2 720338, 4.50%, 07/20/2039	1,662,175	1,759,728
Pool 720287, 4.50%, 08/15/2039	1,490,847	1,568,476
Pool G2 720449, 4.50%, 08/20/2039	1,057,083	1,119,058
Pool 726289, 4.50%, 09/15/2039	1,943,295	2,044,483
Pool G2 726542, 4.50%, 09/20/2039	1,284,907	1,360,189
Pool 726402, 4.50%, 10/15/2039	1,190,325	1,256,397
Pool G2 726610, 4.50%, 10/20/2039	1,091,587	1,152,112
Pool 728954, 4.50%, 12/15/2039	1,196,822	1,259,141
Pool G2 729265, 4.50%, 12/20/2039	915,440	966,198
Pool G2 729269, 4.50%, 12/20/2039	1,092,325	1,156,296
Pool 729017, 4.50%, 01/15/2040	1,750,213	1,841,347
Pool 736579, 4.50%, 02/15/2040	1,217,585	1,280,985
Pool G2 736423, 4.50%, 02/20/2040	1,040,962	1,098,580
Pool 737051, 4.50%, 03/15/2040	1,074,587	1,136,922
Pool G2 736425, 4.50%, 03/20/2040	1,162,580	1,230,631
Pool G2 741940, 4.50%, 04/20/2040	1,036,726	1,097,411
Pool 737222, 4.50%, 05/15/2040	1,238,616	1,310,465
Pool G2 742024, 4.50%, 05/20/2040	1,069,969	1,129,193
Pool 658387, 4.50%, 06/15/2040	2,175,803	2,289,098
Pool 698160, 4.50%, 07/15/2040	1,315,690	1,384,199
Pool 721694, 4.50%, 08/15/2040	1,630,322	1,715,214
Pool 748456, 4.50%, 08/15/2040	1,152,302	1,219,145
Pool G2 745501, 4.50%, 08/20/2040	1,177,363	1,242,530
Pool G2 745505, 4.50%, 08/20/2040	2,977,332	3,142,128
Pool G2 748848, 4.50%, 09/20/2040	2,202,718	2,324,640
Pool G2 752534, 4.50%, 10/20/2040	1,870,825	1,974,375
Pool 688624, 5.00%, 05/15/2038	710,986	769,553
Pool 411105, 5.00%, 01/15/2039	1,307,446	1,405,913
Pool 439079, 5.00%, 02/15/2039	1,056,037	1,141,180
Pool 646728, 5.00%, 03/15/2039	899,917	965,442
Pool 646750, 5.00%, 04/15/2039	1,236,982	1,333,235
Pool 716819, 5.00%, 04/15/2039	1,475,048	1,589,825
Pool 646777, 5.00%, 05/15/2039	1,023,113	1,105,601
Pool 720052, 5.00%, 06/15/2039	967,515	1,042,799
Pool 720288, 5.00%, 08/15/2039	1,033,314	1,116,625
Pool 722944, 5.00%, 08/15/2039	952,304	1,029,083
Pool G2 720434, 5.00%, 08/20/2039	1,455,043	1,563,597
Pool 726290, 5.00%, 09/15/2039	3,197,136	3,445,914
Pool G2 726543, 5.00%, 09/20/2039	1,632,765	1,754,634
Pool G2 726545, 5.00%, 09/20/2039	1,145,011	1,230,445
Pool 723006, 5.00%, 10/15/2039	989,678	1,069,470
Pool 726403, 5.00%, 10/15/2039	4,280,004	4,613,042
Pool G2 723007, 5.00%, 10/20/2039	1,207,508	1,297,562
Pool G2 726611, 5.00%, 10/20/2039	1,670,130	1,794,814
Pool G2 726726, 5.00%, 11/20/2039	1,165,992	1,253,040
Pool G2 727255, 5.00%, 12/20/2039	1,652,727	1,776,041
Pool G2 729266, 5.00%, 12/20/2039	1,161,061	1,247,702
Pool G2 729270, 5.00%, 12/20/2039	1,649,723	1,772,848
Pool G2 727282, 5.00%, 01/20/2040	1,048,411	1,126,709
Pool G2 736355, 5.00%, 01/20/2040	918,646	987,225
Pool G2 736424, 5.00%, 02/20/2040	1,966,639	2,113,512
Pool 737055, 5.00%, 03/15/2040	1,108,900	1,189,641
Pool G2 736426, 5.00%, 03/20/2040	1,058,663	1,137,704
Pool G2 741941, 5.00%, 04/20/2040	1,954,103	2,099,996
Pool G2 742025, 5.00%, 05/20/2040	1,159,196	1,245,740
Pool 658393, 5.00%, 06/15/2040	1,267,151	1,359,415
Pool G2 745335, 5.00%, 06/20/2040	1,262,700	1,356,976
Pool 684677, 5.50%, 03/15/2038	1,122,611	1,221,409

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool 684721, 5.50%, 03/15/2038	$593,869	$646,134
Pool G2 684987, 5.50%, 03/20/2038	350,060	380,831
Pool 684802, 5.50%, 04/15/2038	740,740	810,561
Pool 688625, 5.50%, 05/15/2038	722,631	793,455
Pool G2 688636, 5.50%, 05/20/2038	1,216,056	1,319,241
Pool 690974, 5.50%, 06/15/2038	424,517	464,531
Pool G2 690973, 5.50%, 06/20/2038	864,807	938,188
Pool 693574, 5.50%, 07/15/2038	880,815	958,334
Pool G2 409120, 5.50%, 07/20/2038	1,575,528	1,709,290
Pool G2 700671, 5.50%, 10/20/2038	1,053,414	1,142,799
Pool 411116, 5.50%, 01/15/2039	1,155,562	1,257,261
Pool 705998, 5.50%, 01/15/2039	591,834	643,920
Pool 684678, 6.00%, 03/15/2038	586,014	648,392
Pool G2 684988, 6.00%, 03/20/2038	392,339	432,185
Pool 688626, 6.00%, 05/15/2038	622,561	686,885
Pool 688629, 6.00%, 05/15/2038	280,477	312,260
Pool G2 688637, 6.00%, 05/20/2038	434,381	478,099
Pool G2 693900, 6.00%, 07/20/2038	464,609	513,757
Pool 696513, 6.00%, 08/15/2038	888,118	985,429
Pool G2 696843, 6.00%, 08/20/2038	572,693	635,175
Pool 699255, 6.00%, 09/15/2038	1,934,278	2,145,008
Pool G2 698997, 6.00%, 09/20/2038	1,258,771	1,385,460
Pool 700791, 6.00%, 10/15/2038	370,458	413,364
Pool 705999, 6.00%, 01/15/2039	700,404	779,774
Pool G2 706407, 6.00%, 01/20/2039	503,318	555,077
Pool 582048, 6.50%, 01/15/2032	40,285	45,975
Pool 696514, 6.50%, 08/15/2038	366,231	413,211
Pool G2 696844, 6.50%, 08/20/2038	640,126	718,629
Pool G2 698998, 6.50%, 09/20/2038	746,166	838,152
Pool G2 706408, 6.50%, 01/20/2039	753,992	846,376
Pool 530199, 7.00%, 03/20/2031	61,611	69,915
TBA, 4.00%, 12/01/2040	1,136,000	1,164,577
TBA, 4.50%, 12/01/2040	116,718	122,973
		128,796,767

HUD - 0.00%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017 (c)	30,000	30,118

Small Business Administration - 2.64%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	312,502	310,259
Pool 507932, 0.58%, 04/25/2026 (b)	428,773	426,930
Pool 507766, 0.58%, 07/25/2031 (b)	152,453	151,786
Pool 507841, 0.58%, 08/25/2031 (b)	270,909	269,724
Pool 508045, 0.58%, 04/25/2032 (b)	1,016,808	1,012,854
Pool 508901, 0.60%, 07/25/2020 (b)	1,142,085	1,136,390
Pool 507417, 0.60%, 09/25/2030 (b)	129,275	128,833
Pool 508206, 0.60%, 09/25/2032 (b)	1,325,732	1,321,676
Pool 508298, 0.60%, 01/25/2033 (b)	1,244,739	1,240,920
Pool 508506, 0.63%, 06/25/2033 (b)	3,109,382	3,102,467
Pool 508716, 0.82%, 06/25/2034 (b)	3,777,425	3,794,547
Pool 508890, 0.89%, 06/25/2020 (b)	3,370,749	3,380,226
SBA Temporary Pool, 0.00%, 09/25/2035 (b)	6,645,532	6,596,023
2347955003, 3.00%, 04/15/2017 (b)	375,180	377,330
2484686008, 3.18%, 10/15/2027 (b)	332,508	339,810
2604556010, 3.58%, 02/15/2017 (b)	187,874	197,820
3046316007, 2.13%, 12/03/2032 (b)	280,720	284,608
3111236004, 4.38%, 01/31/2015 (b)	56,196	57,564

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal
	Amount	Value
3153295002, 2.13%, 07/24/2029 (b)	$635,217	$643,780
3169855009, 1.13%, 07/15/2031 (b)	112,949	114,523
3667435004, 1.25%, 11/15/2034 (b)	710,246	724,117
3829225004, 6.08%, 02/11/2020	760,050	796,381
3887475007, 2.18%, 03/08/2020 (b)	183,451	201,266
2008-20E, 5.49%, 05/01/2028 (b)	197,673	219,726
		26,829,560

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $844,891,134)		867,690,876

MUNICIPAL BONDS - 14.86%
Arkansas - 0.07%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	486,795
3.85%, 10/01/2019	225,000	221,618
		708,413
California - 0.92%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,431,284
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,555,000	1,577,423
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	723,562
6.00%, 09/01/2011	1,915,000	1,956,153
6.25%, 09/01/2017	250,000	279,405
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	695,000	718,004
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	498,210
Sacramento County Housing Authority
7.65%, 09/01/2015	530,000	544,798
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,638,960
		9,367,799
Colorado - 0.07%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	726,112	721,377

Connecticut - 0.08%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	51,249
5.83%, 11/15/2016	645,000	714,267
		765,516
District of Columbia - 0.16%
District of Columbia
3.39%, 06/01/2014	1,675,000	1,678,936

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Florida - 1.38%
Broward County Housing Finance Authority
0.32%, 08/15/2038 (b)	$1,900,000	$1,900,000
Broward County School Board
7.40%, 07/01/2034	280,000	301,216
Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	746,937	728,891
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,010,400
Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	885,000	812,704
5.20%, 07/01/2028 (c)	2,000,000	2,058,460
6.85%, 04/01/2021	355,000	349,963
7.88%, 07/01/2015	290,000	296,485
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,023,170
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	930,000	931,990
6.60%, 08/01/2016	280,000	284,813
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	305,000	314,293
		14,012,385
Idaho - 0.17%
Idaho Housing & Finance Association
6.00%, 07/01/2035	395,000	387,120
6.45%, 07/01/2035	1,370,000	1,329,900
		1,717,020
Indiana - 0.81%
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	3,900,000	3,991,182
5.69%, 07/01/2037	1,230,000	1,227,540
5.90%, 01/01/2037	2,045,000	2,037,474
Indianapolis Indiana
0.47%, 11/01/2042	950,000	950,000
		8,206,196
Kentucky - 0.67%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	699,587
5.17%, 07/01/2013	310,000	325,633
5.17%, 07/01/2013	680,000	730,333
5.75%, 07/01/2037	3,085,000	3,066,120
5.77%, 07/01/2037	1,465,000	1,455,639
5.81%, 07/01/2014	500,000	537,635
6,814,947
Louisiana - 0.08%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	840,000	855,061

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal
	Amount	Value
Maryland - 0.48%
County of Montgomery Maryland
4.00%, 05/01/2016	$1,175,000	$1,274,887
Maryland Community Development Administration
6.07%, 09/01/2037	2,130,000	2,108,167
Maryland Economic Development Corp.
0.45%, 05/01/2036	1,449,000	1,449,000
		4,832,054
Massachusetts - 1.15%
Massachusetts Development Finance Agency
0.41%, 07/01/2038 (b)	300,000	300,000
Massachusetts Housing Finance Agency
0.26%, 04/01/2036 (b)	150,000	150,000
3.39%, 09/01/2011	1,500,000	1,511,850
5.21%, 12/01/2016	2,700,000	2,794,608
5.54%, 12/01/2025	2,495,000	2,445,225
5.55%, 06/01/2025	940,000	926,642
5.84%, 12/01/2036	1,000,000	919,050
5.96%, 06/01/2017	1,370,000	1,454,899
6.50%, 12/01/2039	1,245,000	1,158,199
		11,660,473
Minnesota - 0.19%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	440,000	437,395
5.85%, 07/01/2036	480,000	479,904
6.30%, 07/01/2023	1,000,000	1,026,850
		1,944,149
Missouri - 0.20%
Missouri State Housing Development Commission
4.15%, 09/25/2025	154,596	154,589
5.72%, 09/01/2025	1,100,000	1,099,703
5.74%, 03/01/2037	40,000	39,813
5.82%, 03/01/2037	315,000	318,430
6.00%, 03/01/2025	465,000	465,451
		2,077,986
Nebraska - 0.01%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	75,000	79,830

Nevada - 0.06%
Nevada Housing Division
0.41%, 10/15/2032 (b)	540,000	540,000
5.11%, 04/01/2017	25,000	25,599
		565,599
New Jersey - 0.49%
City of Elizabeth
7.18%, 08/01/2013	125,000	125,065
New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	830,000	812,246
5.93%, 11/01/2028	1,625,000	1,581,011
6.13%, 11/01/2037	1,865,000	1,760,262
New Jersey State Housing & Mortgage Finance Agency
0.36%, 05/01/2028 (b)(c)	690,000	690,000
		4,968,584

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
New Mexico - 0.28%
New Mexico Mortgage Finance Authority
4.72%, 01/01/2011	$240,000	$240,487
4.72%, 07/01/2011	235,000	238,229
4.90%, 01/01/2012	225,000	228,049
4.90%, 07/01/2012	210,000	212,845
5.00%, 01/01/2013	210,000	216,749
5.00%, 07/01/2013	220,000	227,071
5.42%, 01/01/2016	255,000	267,878
5.60%, 03/01/2011	30,000	30,033
5.68%, 09/01/2013	240,000	262,049
6.15%, 01/01/2038	1,000,000	936,540
		2,859,930
New York - 1.92%
New York City Housing Development Corp.
3.67%, 11/01/2015	805,000	838,923
4.97%, 05/01/2019	1,995,000	2,093,832
5.63%, 11/01/2024	7,500,000	7,663,425
New York State Housing Finance Agency
0.25%, 05/01/2029 (b)	500,000	500,000
0.25%, 05/15/2034 (b)	2,200,000	2,200,000
0.25%, 05/15/2034 (b)	165,000	165,000
0.25%, 11/01/2036 (b)	1,200,000	1,200,000
0.25%, 11/01/2038 (b)	1,075,000	1,075,000
4.90%, 08/15/2025 (c)	1,000,000	1,009,290
5.05%, 08/15/2039 (c)	1,465,000	1,407,015
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	944,060
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	463,975
		19,560,520
North Dakota - 0.04%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	418,936

Ohio - 0.11%
County of Cuyahoga
4.25%, 06/01/2011	870,000	884,738
State of Ohio
7.75%, 12/01/2015 (d)	250,000	259,522
		1,144,260
Oklahoma - 0.16%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	565,000	564,791
5.65%, 09/01/2026	1,070,000	1,072,311
		1,637,102
Oregon - 0.03%
City of Portland
6.03%, 06/15/2018	250,000	283,138

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Principal
	Amount	Value
Pennsylvania - 0.26%
Commonwealth Financing Authority
4.97%, 06/01/2016	$355,000	$368,412
5.13%, 06/01/2012	735,000	769,817
Pennsylvania Economic Development Financing Authority
0.29%, 04/01/2035 (b)	265,000	265,000
Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	1,155,000	1,087,825
5.76%, 10/01/2037	150,000	149,018
		2,640,072
Rhode Island - 0.06%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	594,861

South Carolina - 0.07%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	675,979

Texas - 0.43%
Texas Department of Housing & Community Affairs
0.34%, 09/01/2036 (b)	3,000,000	3,000,000
5.00%, 07/01/2034 (c)	1,400,000	1,352,918
		4,352,918
Utah - 1.91%
Utah Housing Corp.
0.25%, 07/01/2027 (b)	1,305,000	1,305,000
0.25%, 07/01/2028 (b)	995,000	995,000
0.25%, 07/01/2028 (b)	1,015,000	1,015,000
0.25%, 01/01/2034 (b)	2,360,000	2,360,000
0.31%, 01/01/2034 (b)(c)	455,000	455,000
1.56%, 07/01/2020	3,000,000	2,975,520
5.11%, 07/01/2017	370,000	375,213
5.25%, 07/01/2035	1,350,000	1,337,823
5.26%, 07/20/2018	170,000	176,389
5.84%, 07/01/2034	350,000	342,612
5.88%, 07/01/2034	1,315,000	1,272,828
5.92%, 07/01/2034	1,820,000	1,689,542
6.01%, 07/01/2034	400,000	399,576
6.10%, 07/20/2028	1,275,000	1,271,876
6.12%, 01/01/2035	2,150,000	2,140,626
6.25%, 07/20/2018	535,000	535,214
6.44%, 01/01/2035	250,000	251,392
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	563,894
		19,462,505
Virginia - 2.18%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,320,700
4.84%, 12/01/2013	295,000	314,971
5.50%, 12/01/2020	500,000	504,935
5.50%, 06/25/2034	5,114,722	5,344,086
5.50%, 03/25/2036	3,607,300	3,732,992
5.70%, 11/01/2022	1,250,000	1,288,975
5.97%, 11/01/2024	1,405,000	1,432,173
6.25%, 11/01/2029	4,365,000	4,262,248
		22,201,080

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Washington - 0.42%
King County Housing Authority
6.38%, 12/31/2046	$3,485,000	$3,542,468
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	707,850
		4,250,318

TOTAL MUNICIPAL BONDS (Cost $149,308,936)		151,057,944

MISCELLANEOUS INVESTMENTS - 0.64%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	307,922
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	284,579	286,913
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(d)	5,395,944	5,950,875
TOTAL MISCELLANEOUS INVESTMENTS (Cost $6,111,768)		6,545,710

CERTIFICATES OF DEPOSIT - 0.03%
Self Help Federal Credit Union
1.00%, 02/23/2011	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $250,000)		250,000

SHORT-TERM INVESTMENT - 5.50%	Shares
Money Market Fund - 5.50%
AIM Short-Term Investments Money Market, 0.15% (e)	55,897,187	55,897,187

TOTAL SHORT-TERM INVESTMENT (Cost $55,897,187)		55,897,187
Total Investments (Cost $1,056,829,025) - 106.44%		1,081,853,227
Liabilities in Excess of Other Assets, Net - (6.44)%
		(65,471,561)
NET ASSETS - 100.00%		$1,016,381,666

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2010:

Cost of Investments	$1,056,829,025
Gross Unrealized Appreciation	29,843,681
Gross Unrealized Depreciation	(4,819,479)
Net Unrealized Appreciation	$25,024,202

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2010 is $50,238,040, which represents 4.94% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2010.

(c)	Security is subject to Alternative Minimum Tax.

(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2010, these securities amounted to $6,805,232, which represents 0.67% of total net assets.

(e)	The rate shown is the 7-day effective yield as of November 30, 2010.

FGLMC	— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
TBA	— To Be Announced

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

Statement of Assets and Liabilities as of November 30, 2010

Assets:
Investments, at fair value (identified cost — $1,056,829,025)	$1,081,853,227
Receivables: Interest	5,368,219
Capital shares sold	210,833
Prepaid expenses	142,389
Total Assets	$1,087,574,668

Liabilities:
Payables: Investment securities purchased	$68,654,119
Distributions payable	1,548,725
Advisory fees due to Advisor	249,346
Distribution 12b-1 fees	193,481
Shareholder servicing fees	152,624
Capital shares redeemed	97,612
Administration fees	49,868
Officers’ fees	29,475
Accrued expenses	210,719
Due to Custodian	7,033
Total Liabilities	$71,193,002

Net Assets:	$1,016,381,666
Net Assets consist of: Paid-In capital	$992,317,472
Distributions in excess of net investment income	(534,265)
Accumulated net realized loss on investments	(425,743)
Net unrealized appreciation on investments	25,024,202
Net Assets	$1,016,381,666
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 84,075,524 shares outstanding)	$915,976,970
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 6,794,409 shares outstanding)	$73,972,189
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 2,429,759 shares outstanding)	$26,432,507
Net Asset Value, offering and redemption price per share — CRA Shares	$10.89
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.89
Net Asset Value, offering and redemption price per share — Retail Shares	$10.88

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

Statement of Operations for the six-month period ended
November 30, 2010

Investment Income:
Interest	$20,258,263
Dividends	34,153
Total investment income	20,292,416

Expenses:
Investment advisory fees	1,444,554
Distribution fees — CRA Shares	1,096,212
Distribution fees — Retail Shares	30,152
Special administrative services fees — CRA Shares	876,979
Shareholder servicing fees — Retail Shares	12,061
Accounting and administration fees	288,904
Trustees’ fees	88,977
Officers’ fees	89,132
Professional fees	158,678
Transfer agent fees	74,653
Insurance expense	67,141
Custodian fees	58,718
Registration and filing expenses	40,739
Printing expense	25,701
Other	67,285
Total expenses	4,419,886
Net investment income	15,872,530

Realized and unrealized gain on investments:
Net realized gain on investments	7,700,781
Net change in unrealized depreciation on investments	(5,243,408)
Net realized and unrealized gain on investments	2,457,373

Net increase in net assets resulting from operations:	$18,329,903

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

Statement of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2010 (Unaudited)	For the Fiscal Year Ended May 31, 2010
Operations: Net investment income	$15,872,530	$32,052,691
Net realized gain on investments	7,700,781	1,857,679
Net change in unrealized appreciation/(depreciation) on investments	(5,243,408)	16,464,313
Net increase in net assets resulting from operations	18,329,903	50,374,683
Distributions to shareholders from:
Net investment income CRA Shares	(14,727,877)	(29,968,445)
Institutional Shares	(1,202,083)	(1,603,964)
Retail Shares	(420,702)	(633,631)
Total distributions	(16,350,662)	(32,206,040)
Capital share transactions: CRA Shares Shares sold	109,868,193	86,562,553
Shares reinvested	5,520,971	10,635,570
Shares redeemed	(17,791,350)	(86,153,506)
	97,597,814	11,044,617
Institutional Shares Shares sold	24,804,968	25,400,883
Shares reinvested	1,024,734	1,285,203
Shares redeemed	(1,762,020)	(8,933,588)
	24,067,682	17,752,498
Retail Shares Shares sold	6,016,865	13,188,449
Shares reinvested	350,021	489,504
Shares redeemed	(1,346,232)	(2,193,735)
	5,020,654	11,484,218
Increase in net assets from capital share transactions	126,686,150	40,281,333
Increase in net assets	128,665,391	58,449,976

Net Assets:
Beginning of period	887,716,275	829,266,299
End of period	$1,016,381,666	$887,716,275
Distributions in excess of net investment income	$(534,265)	$(56,133)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

Statements of Changes in Net Assets (Continued)

	For the Six-Month Period Ended November 30, 2010 (Unaudited)	For the Fiscal Year Ended May 31, 2010

Share Transactions:
CRA Shares Shares sold	9,993,896	8,064,527
Shares reinvested	503,353	989,463
Shares redeemed	(1,624,702)	(8,008,635)
Increase in shares	8,872,547	1,045,355
CRA Shares outstanding at beginning of period	75,202,977	74,157,622
CRA Shares outstanding at end of period	84,075,524	75,202,977
Institutional Shares Shares sold	2,266,653	2,366,950
Shares reinvested	93,480	119,630
Shares redeemed	(160,959)	(834,281)
Increase in shares	2,199,174	1,652,299
Institutional Shares outstanding at beginning of period	4,595,235	2,942,936
Institutional Shares outstanding at end of period	6,794,409	4,595,235
Retail Shares Shares sold	548,885	1,231,520
Shares reinvested	31,950	45,556
Shares redeemed	(122,803)	(204,299)
Increase in shares	458,032	1,072,777
Retail Shares outstanding at beginning of period	1,971,727	898,950
Retail Shares outstanding at end of period	2,429,759	1,971,727

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period)

CRA Shares
	For the Six-Month Period Ended 11/30/10 (Unaudited)		For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Fiscal Year Ended May 31, 2007	For the Fiscal Year Ended May 31, 2006
Net Asset Value, Beginning of Year	$10.86		$10.63	$10.41	$10.34	$10.21	$10.75
Investment Operations: Net investment income (a)	0.18		0.40	0.43	0.45	0.46	0.43
Net realized and unrealized gain/(loss) on investments (a)	0.03		0.23	0.22	0.08	0.13	(0.54)
Total from investment operations	0.21		0.63	0.65	0.53	0.59	(0.11)
Distributions from:
Net investment income	(0.18)		(0.40)	(0.43)	(0.46)	(0.46)	(0.43)
Total distributions	(0.18)		(0.40)	(0.43)	(0.46)	(0.46)	(0.43)
Net Asset Value, End of Year	$10.89		$10.86	$10.63	$10.41	$10.34	$10.21
Total Return (b)	1.96%		6.01%	6.43%	5.14%	5.83%	(1.07)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$915,977		$816,486	$788,455	$721,325	$740,569	$648,678
Ratio of expenses to average net assets Before fee waiver	0.95	% (c)	0.95%	0.95%	0.98%	0.95%	0.95%
After fee waiver	0.95	% (c)	0.95%	0.95%	0.98%	0.95%	0.95%
Ratio of net investment income to average net assets	3.26	% (c)	3.70%	4.12%	4.32%	4.42%	4.09%
Portfolio turnover rate	23	% (d)	31%	26%	34%	39%	49%

(a) Based on the average daily number of shares outstanding during the year. (b) Returns are for the period indicated and have not been annualized. (c) Annnualized. (d) Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

Institutional Shares (b)
	For the Six-Month Period Ended 11/30/10 (Unaudited)		For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Year	$10.85		$10.62	$10.40	$10.33	$10.51
Investment Operations: Net investment income (a)	0.21		0.45	0.48	0.49	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.04		0.23	0.22	0.07	(0.18)
Total from investment operations	0.25		0.68	0.70	0.56	(0.06)
Distributions from:
Net investment income	(0.21)		(0.45)	(0.48)	(0.49)	(0.12)
Total distributions	(0.21)		(0.45)	(0.48)	(0.49)	(0.12)
Net Asset Value, End of Year	$10.89		$10.85	$10.62	$10.40	$10.33
Total Return (c)	2.28%		6.49%	6.92%	5.52%	(0.54)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$73,972		$49,854	$31,266	$11,888	$6,442
Ratio of expenses to average net assets Before fee waiver	0.50	% (d)	0.50%	0.50%	0.62%	0.63	% (d)
After fee waiver	0.50	% (d)	0.50%	0.49%	0.62%	0.63	% (d)
Ratio of net investment income to average net assets	3.75	% (d)	4.14%	4.56%	4.68%	4.77	% (d)
Portfolio turnover rate	23	% (e)	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized
(e) Not annualized

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

Retail Shares (b)
	For the Six-Month Period Ended 11/30/10 (Unaudited)		For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Year	$10.84		$10.62	$10.40	$10.33	$10.51
Investment Operations: Net investment income (a)	0.19		0.41	0.44	0.45	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.04		0.22	0.23	0.08	(0.18)
Total from investment operations	0.23		0.63	0.67	0.53	(0.06)
Distributions from:
Net investment income	(0.19)		(0.41)	(0.45)	(0.46)	(0.12)
Total distributions	(0.19)		(0.41)	(0.45)	(0.46)	(0.12)
Net Asset Value, End of Year	$10.88		$10.84	$10.62	$10.40	$10.33
Total Return (c)	2.11%		6.04%	6.56%	5.16%	(0.61)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$26,433		$21,376	$9,545	$1,088	$767
Ratio of expenses to average net assets Before fee waiver	0.85	% (d)	0.85%	0.85%	0.97%	1.00	% (d)
After fee waiver	0.85	% (d)	0.85%	0.84%	0.97%	1.00	% (d)
Ratio of net investment income to average net assets	3.39	% (d)	3.79%	4.20%	4.33%	4.51	% (d)
Portfolio turnover rate	23	% (e)	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized
(e) Not annualized

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

Notes to Financial Statements November 30, 2010

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. On a quarterly basis, the Board of Trustees ascertains that the valuation policies and procedures were followed. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. Discounts and premiums on debt securities are amortized to income over their prospective lines, using the interest method. At November 30, 2010 the Fund held fair valued securities by the Advisor in the amount of $50,238,040.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

28	The Community Reinvestment Act Qualified Investment Fund

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bond	$—	$411,510	$—	$411,510
U.S. Government & Agency Obligations	—	817,452,836	50,238,040	867,690,876
Municipal Bonds	—	151,057,944	—	151,057,944
Miscellaneous Investments	—	6,545,710	—	6,545,710
Certificates of Deposit	—	250,000	—	250,000
Money Market Fund	55,897,187	—	—	55,897,187
Total Investments in Securities	$55,897,187	$975,718,000	$50,238,040	$1,081,853,227

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

(Unaudited)	29

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2010	$17,104,784
Accrued discounts/premiums	(3,593)
Realized gain/(loss)	(1,002,576)
Change in unrealized appreciation/(depreciation)	(1,396)
Net purchases/sales	36,962,871
Net transfer in and/or out of Level 3	(2,822,050)
Ending balance as of November 30, 2010	$50,238,040

For the six-month period ended November 30, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended November 30, 2010, there have been no significant changes to the Fund’s fair value methodologies.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the values of which equal or exceed 102% of the principal amount of the Fund’s investment. At November 30, 2010, the Fund had no repurchase agreements outstanding.

Reverse Repurchase Agreements. The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use

30	The Community Reinvestment Act Qualified Investment Fund

of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At November 30, 2010, the Fund had no reverse repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the trade date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of identified cost for both financial statement and federal income tax purposes. Discounts and premiums are accreted and amortized using the effective interest method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the past 3 tax-year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the

(Unaudited)	31

reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2010 were as follows:

	Shares	Amount
CRA Shares
Shares sold	9,993,896	$109,868,193
Shares reinvested	503,353	5,520,971
Shares redeemed	(1,624,702)	(17,791,350)
Net increase	8,872,547	$97,597,814
Institutional Shares
Shares sold	2,266,653	$24,804,968
Shares reinvested	93,480	1,024,734
Shares redeemed	(160,959)	(1,762,020)
Net increase	2,199,174	$24,067,682
Retail Shares
Shares sold	548,885	$6,016,865
Shares reinvested	31,950	350,021
Shares redeemed	(122,803)	(1,346,232)
Net increase	458,032	$5,020,654

32	The Community Reinvestment Act Qualified Investment Fund

Transactions in shares of the Fund for the fiscal year ended May 31, 2010 were as follows:

	Shares	Amount
CRA Shares
Shares sold	8,064,527	$86,562,553
Shares reinvested	989,463	10,635,570
Shares redeemed	(8,008,635)	(86,153,506)
Net increase	1,045,355	$11,044,617
Institutional Shares
Shares sold	2,366,950	$25,400,883
Shares reinvested	119,630	1,285,203
Shares redeemed	(834,281)	(8,933,588)
Net increase	1,652,299	$17,752,498
Retail Shares
Shares sold	1,231,520	$13,188,449
Shares reinvested	45,556	489,504
Shares redeemed	(204,299)	(2,193,735)
Net increase	1,072,777	$11,484,218

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2010, were as follows:

Purchases:
U.S. Government	$339,468,208
Other	18,936,101
Sales and Maturities:
U.S. Government	$199,532,195
Other	19,075,372

At November 30, 2010, the cost of securities for income tax purposes and the gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Cost of Investments	$1,056,829,025
Gross unrealized appreciation	29,843,681
Gross unrealized depreciation	(4,819,479)
Net appreciation on investments	$25,024,202

(Unaudited)	33

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2010, the Advisor was entitled to receive advisory fees of $1,444,554.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2010, the Advisor was entitled to receive fees of $876,979 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2010, the Fund incurred distribution expenses of $1,096,212 and $30,152 from CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the services plan for personal liaison and administrative support services through May 31, 2011. For the six-month period ended November 30, 2010, the Fund incurred expenses under the services plan of $12,061.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2011 so that total annualized expenses (excluding acquired Fund fees and expenses) will not exceed 1.00%, 0.55% and 0.90% of the

34	The Community Reinvestment Act Qualified Investment Fund

average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2010.

The President, Treasurer, and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2010, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Undistributed Accumulated Net Realized Gain
$100,440	$(100,440)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009
Distributions declared from:
Ordinary income	$32,206,040	$30,507,059
Total distributions	$32,206,040	$30,507,059

(Unaudited)	35

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,522,648
Capital loss carryforwards	(7,845,900)
Post-October losses	(280,324)
Other temporary differences	(1,578,782)
Unrealized appreciation, net	30,267,311
Distributable earnings, net	$22,084,953

For tax purposes, for the year ended May 31, 2010, the Fund distributed $32,358,970, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $2,226,266, $3,324,537, $1,462,428 and $832,669 available to offset future net capital gains through May 31, 2017, 2016, 2015 and 2014, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2011; should the Fund realize net capital losses in the year ending May 31, 2011, the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through May 31, 2010 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – LINE OF CREDIT

The Fund entered into an uncommitted line of credit agreement with U.S. Bank N.A., the Fund’s custodian, in March 2010. The line of credit agreement matures in January 2011. The Fund may request to borrow the lesser of (i) $50,000,000, (ii) 33.33% of the net assets of the Fund, (iii) 33.33% of the market value of the assets of the Fund which are recorded at U.S. Bank N.A. as belonging to the Fund and (iv) 33.33% of the sum of the market value of certain assets of the Fund as specified in the line of credit agreement. The Fund will pay interest on the principal amount of any outstanding borrowings at a rate per annum equal to U.S. Bank N.A.’s prime lending rate. The Fund is only permitted to utilize the line of credit for short term liquidity in connection with shareholder redemptions. The Fund did not have any borrowings under the line of credit during the six-month period ended November 30, 2010.

36	The Community Reinvestment Act Qualified Investment Fund

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through January 28, 2011, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of November 30, 2010.

(Unaudited)	37

Proxy Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
    Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded  by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 10, 2011

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: February 10, 2011